CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue	$ 126,161,270	$ 52,819,786	$ 38,372,551
Cost of revenue	66,458,217	26,501,853	19,888,461
Gross profit	59,703,053	26,317,933	18,484,090
Operating expenses:
Film participation expenses	321,100	696,101	1,244,848
Sales and marketing	18,506,262	7,213,519	8,887,971
General and administrative	28,371,497	9,305,393	2,789,416
Total operating expenses	47,198,859	17,215,013	12,922,235
Government subsidies	220,559	88,147
Operating income	12,724,753	9,191,067	5,561,855
Other income:
Interest income from bank deposits	248,266	16,125	17,035
Interest income from loan to producer of TV series	141,545	856,788
Interest expense	(589,833)	(409,599)	(42,333)
Gain on extinguishment of liability		488,799
Exchange (loss) gain	1,748,044	16,464	(120,469)
Other income	770,081	225,095
Changes in fair value of warrants			119,451
Changes in fair value of derivatives		(14,528,000)	90,000
Income (loss) before income tax provision, and equity in earnings of affiliated companies, net of taxes	15,042,856	(4,143,261)	5,625,539
Provision for income taxes	473,542	91,053	338,647
Equity in earnings of affiliated companies, net of taxes	3,062	11,254	172,773
Net income (loss)	14,572,376	(4,223,060)	5,459,665
Less: Net (loss) income attributable to the noncontrolling interests	140,295	(131,686)	(168,429)
Net income (loss) attributable to Bona Film Group Limited.	14,432,081	(4,091,374)	5,628,094
Net income (loss) attributable to holders of ordinary shares of Bona Film Group Limited	14,432,081	(6,241,520)	2,285,278
Net income (loss) per ordinary share
Basic (in dollars per share)	$ 0.49	$ (0.49)	$ 0.27
Diluted (in dollars per share)	$ 0.48	$ (0.49)	$ 0.27
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	29,353,936	12,758,575	8,453,842
Diluted (in shares)	29,844,462	12,758,575	8,518,402
Share-based compensation expenses
Share-based compensation	3,647,144	447,345	132,902
Selling and marketing
Share-based compensation expenses
Share-based compensation		40,418
General and administrative
Share-based compensation expenses
Share-based compensation	3,647,144	406,927	132,902
Series A convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares		1,053,766	973,399
Undistributed earnings allocated to holders of participating convertible redeemable preferred shares			1,570,096
Series B convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares		1,096,380	421,586
Undistributed earnings allocated to holders of participating convertible redeemable preferred shares			$ 377,735